Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (6,120)	$ 8,338	$ 7,818
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	691	681	651
Amortization of intangible assets	2,063	2,150	1,958
Amortization of right-of-use assets	121	92	72
Amortization of other assets	115	72	50
Investment income	(6)
Share-based compensation	3,413
Changes in operating assets and liabilities:
Accounts receivable and contract assets	642	(982)	66
Prepayments and other current assets	(4,746)	(9,697)	(712)
Deferred IPO costs		1,095	(1,095)
Right-of-use assets	(121)	(161)
Due from the related party			397
Accounts payable	(4)	(98)	51
Contract liabilities	(326)	(94)	(20)
Accrued expenses and other current liabilities	(712)	(362)	548
Due to the related parties		(1,066)	1,016
Tax payables	(601)	551	(45)
Inventories	19	38	11
Net cash (used in) provided by operating activities	(5,572)	557	10,766
Cash Flows from Investing Activities:
The deposits for AI software	(5,897)
Acquisition of Bondly HK	(3,815)
Purchases of property and equipment	(36)	(3,204)	(1,950)
Purchase of intangible assets		(2,063)	(892)
The deposits for Haicang property		(4,598)
The deposits for potential acquisition	(140)
Net cash used in investing activities	(9,888)	(9,865)	(2,842)
Cash Flows from Financing Activities:
Repayments on short-term loans			(327)
Ordinary shares issued for cash	12,221
Due to the related parties	866
Proceeds from IPO		14,098
Net cash provided by (used in) financing activities	13,087	14,098	(327)
Effect of exchange rate changes on cash and cash equivalents	3,229	(1,533)	(1,843)
Net increase in cash and cash equivalents	856	3,257	5,754
Cash at the beginning of year	25,856	22,599	16,845
Cash at the end of year	26,712	25,856	22,599
Supplemental disclosures of cash flows information:
Cash paid for income taxes	2,407	2,630	2,955
Cash paid for interest expense			1
Supplemental disclosures of non-cash information:
Obtaining right-of-use assets in exchange for operating lease liabilities	54	23	266
Purchase of intangible assets prepaid in prior year	$ 2,808	$ 667	$ 2,081